2. Summary of Significant Accounting Policies (Details - Property useful lives)	12 Months Ended
Dec. 31, 2019
Computers, Software and Office Equipment [Member]
Property and equipment useful lives	1-5 years
Machinery and Equipment [Member]
Property and equipment useful lives	3-5 years
Vehicles [Member]
Property and equipment useful lives	5 years
Furniture and Fixtures [Member]
Property and equipment useful lives	5-10 years
Leasehold Improvements [Member]
Property and equipment useful lives	Lesser of the lease term or estimated useful life